FAIR VALUE MEASUREMENTS - Changes in fair value of the Company Level 3 financial instruments (Details) - Contingent Consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,667	$ 1,667
Settlement of obligation	(240)	0
Fair value adjustment included in earnings	(1,427)
Ending balance	$ 0	$ 1,667